Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Goodwill	$ 9,511	$ 9,511
Investment in associates	21,620	20,713
Deferred financing costs	11,592	4,576
Other non-current assets	24,221	2,543
Derivative financial instruments	3,572	8,966
Tangible fixed assets	4,427,065	4,323,582
Vessels under construction	203,323	159,275
Right-of-use assets	206,495	206,753
Total non-current assets	4,907,399	4,735,919
Current assets
Trade and other receivables	24,900	20,244
Dividends receivable and other amounts due from related parties	573	33,395
Derivative financial instruments	429	6,222
Inventories	8,172	7,753
Prepayments and other current assets	13,475	3,680
Short-term investments	4,500	25,000
Cash and cash equivalents	263,747	342,594
Total current assets	315,796	438,888
Total assets	5,223,195	5,174,807
Equity
Preference shares	46	46
Share capital	810	810
Contributed surplus	760,671	850,576
Reserves	16,799	18,962
Treasury shares	(2,159)	(3,266)
Retained earnings/(Accumulated deficit)	(87,832)	12,614
Equity attributable to owners of the Group	688,335	879,742
Non-controlling interests	961,518	1,103,380
Total equity	1,649,853	1,983,122
Current liabilities
Trade accounts payable	27,615	11,890
Ship management creditors	601	580
Amounts due to related parties	200	169
Derivative financial instruments	8,095	2,091
Other payables and accruals	136,242	127,450
Borrowings, current portion	255,422	520,550
Lease liability, current portion	9,363	6,675
Total current liabilities	437,538	669,405
Non-current liabilities
Derivative financial instruments	41,837	10,001
Borrowings, non-current portion	2,891,973	2,307,909
Lease liability, non-current portion	195,567	199,424
Other non-current liabilities	6,427	4,946
Total non-current liabilities	3,135,804	2,522,280
Total equity and liabilities	$ 5,223,195	$ 5,174,807